Preferred-Plus ETF
Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Value
CLOSED-END FUNDS - 0.2%
Cohen & Steers Limited Duration Preferred and Income Fund, Inc. (b)	1,293	$25,588
TOTAL CLOSED-END FUNDS (Cost $30,140)		25,588

PREFERRED STOCKS — 104.1%
Agriculture — 3.0%
CHS, Inc.
Series 1, 7.875%, 09/26/2023 (g)	4,791	130,986
Series 2, 7.100% (3 Month LIBOR USD + 4.298%), 03/31/2024 (b)(f)(g)	4,258	110,069
Series 4, 7.500%, 01/21/2025 (b)(g)	4,857	127,933
		368,988
Auto Manufacturers — 2.8%
Ford Motor Co.
6.200%, 06/01/2059 (b)(h)	6,390	158,344
6.000%, 12/01/2059 (b)(h)	7,456	179,019
		337,363
Banks— 42.7% (e)
Bank of America Corp.
Series HH, 5.875%, 07/24/2023 (g)	6,390	157,833
Series LL, 5.000%, 09/17/2024 (g)	6,390	136,043
Citigroup Capital XIII
7.609% (3 Month LIBOR USD + 6.370%), 10/30/2040 (b)(f)(h)	4,362	116,902
Citigroup, Inc.
Series J, 7.125%, (3 Month LIBOR USD + 4.040%), 09/30/2023 (f)(g)	6,390	163,456
Series K, 6.875%, (3 Month LIBOR USD + 4.130%), 11/15/2023 (b)(f)(g)	10,643	273,844
Citizens Financial Group, Inc.
Series D, 6.350% (3 Month LIBOR USD + 3.642%), 04/06/2024 (f)(g)	6,390	160,389
ConnectOne Bancorp, Inc.
Series A, 5.250% (5 Year CMT USD + 4.420%), 09/01/2026 (b)(f)(g)	5,324	120,216
Dime Community Bancshares, Inc.
5.500%, 02/15/2025 (b)(g)	6,390	131,315
Fifth Third Bancorp
Series I, 6.625%, (3 Month LIBOR USD + 3.710%), 12/31/2023 (f)(g)	6,635	167,268
Series K, 4.950%, 09/30/2024 (b)(g)	4,258	95,890
First Citizens BancShares, Inc.
Series A, 5.375%, 03/15/2025 (b)(g)	4,791	104,444
First Republic Bank
Series I, 5.500%, 06/30/2023 (g)	3,195	73,805
JPMorgan Chase & Co.
Series DD, 5.750%, 12/01/2023 (g)	9,585	238,762
Series EE, 6.000%, 03/01/2024 (g)	4,791	122,362
Series LL, 4.625%, 06/01/2026 (g)	4,791	95,149
KeyCorp
Series E, 6.125% (3 Month LIBOR USD + 3.892%), 12/15/2026 (b)(f)(g)	5,324	134,005
Morgan Stanley
Series E, 7.125% (3 Month LIBOR USD + 4.320%), 10/15/2023 (f)(g)	5,812	152,449
Series F, 6.875% (3 Month LIBOR USD + 3.940%), 01/15/2024 (b)(f)(g)	6,571	169,269
Series K, 5.850% (3 Month LIBOR USD + 3.491%), 04/15/2027 (b)(f)(g)	7,411	183,274
Old National Bancorp
Series C, 7.000%, 08/20/2025 (b)(g)	6,390	164,031
PacWest Bancorp
Series A, 7.750% (5 Year CMT USD + 4.820%), 09/01/2027 (f)(g)	6,000	153,420
Regions Financial Corp.
Series B, 6.375% (3 Month LIBOR USD + 3.536%), 09/15/2024 (b)(f)(g)	6,323	160,035
Series C, 5.700% (3 Month LIBOR USD + 3.148%), 05/15/2029 (b)(f)(g)	6,390	149,079
State Street Corp.
Series D, 5.900% (3 Month LIBOR USD + 3.108%), 03/15/2024 (f)(g)	5,324	132,408
Series G, 5.350% (3 Month LIBOR USD + 3.709%), 03/15/2026 (f)(g)	4,258	106,024
Synovus Financial Corp.
Series D, 6.300% (3 Month LIBOR USD + 3.352%), 06/21/2023 (b)(f)(g)	7,432	174,132
Series E, 5.875% (5 Year CMT USD + 4.127%), 07/01/2024 (f)(g)	10,495	260,591
The Goldman Sachs Group, Inc.
Series J, 5.500% (3 Month LIBOR USD + 3.640%), 05/10/2023 (f)(g)	6,390	156,172
Series K, 6.375% (3 Month LIBOR USD + 3.550%), 05/10/2024 (f)(g)	1,225	31,874
Truist Financial Corp.
Series R, 4.750%, 09/01/2025 (b)(g)	4,258	85,245
US Bancorp
Series K, 5.500%, 10/15/2023 (g)	6,390	155,916
Wells Fargo & Co.
Series L, 7.500% (b)	68	82,655
Series Q, 5.850% (3 Month LIBOR USD + 3.090%), 09/15/2023 (b)(f)(g)	6,415	152,292
Series R, 6.625% (3 Month LIBOR USD + 3.690%), 03/15/2024 (f)(g)	4,791	123,847
WesBanco, Inc.
Series A, 6.750% (5 Year CMT USD + 6.557%), 11/15/2025 (f)(g)	5,324	139,489
Wintrust Financial Corp.
Series E, 6.875% (5 Year CMT USD + 6.507%), 07/15/2025 (f)(g)	6,390	165,054
		5,188,939
Distribution & Wholesale — 1.6%
WESCO International, Inc.
Series A, 10.625% (5 Year CMT USD + 10.325%), 06/22/2025 (b)(f)(g)	7,298	200,111

Diversified Financial Services — 4.6%
Air Lease Corp.
Series A, 6.150% (3 Month LIBOR USD + 3.650%), 03/15/2024 (b)(f)(g)	6,390	150,804
B. Riley Financial, Inc.
5.000%, 12/31/2026 (h)	2,662	60,161
Capital One Financial Corp.
Series I, 5.000%, 12/01/2024 (b)(g)	5,393	109,208
Series J, 4.800%, 06/01/2025 (b)(g)	3,240	62,759
Stifel Financial Corp.
Series D, 4.500%, 08/15/2026 (g)	3,195	58,437
Synchrony Financial
Series A, 5.625%, 11/15/2024 (b)(g)	6,390	122,049
		563,418
Electric — 10.4%
Algonquin Power & Utilities Corp. (a)
6.875% (3 Month LIBOR USD + 3.677%), 10/17/2078 (f)(h)	3,195	79,971
Series 19-A, 6.200% (3 Month LIBOR USD + 4.010%), 07/01/2079 (f)(h)	6,390	155,788
CMS Energy Corp.
5.875%, 03/01/2079 (h)	3,195	76,105
Duke Energy Corp.
5.625%, 09/15/2078 (b)(h)	6,254	157,601
DTE Energy Co.
6.250%, 11/01/2022 (b)	2,129	109,473
National Rural Utilities Cooperative Finance Corp.
Series US, 5.500%, 05/15/2064 (b)(h)	5,324	127,882
SCE Trust III
Series H, 5.750% (3 Month LIBOR USD + 2.990%), 03/15/2024 (f)(g)	5,324	113,614
SCE Trust IV
Series J, 5.375% (3 Month LIBOR USD + 3.132%), 09/15/2025 (b)(f)(g)	5,324	107,012
SCE Trust V
Series K, 5.450% (3 Month LIBOR USD + 3.790%), 03/15/2026 (b)(f)(g)	5,324	115,903
Sempra Energy
5.750%, 07/01/2079 (h)	6,390	150,868
The Southern Co.
Series 2020, 4.950%, 01/30/2080 (h)	3,195	69,820
		1,264,037
Gas — 1.3%
NiSource, Inc.
Series B, 6.500% (5 Year CMT USD + 3.632%), 03/15/2024 (b)(f)(g)	5,931	154,799

Insurance — 18.4%
American Equity Investment Life Holding Co.
Series A, 5.950% (5 Year CMT USD + 4.322%), 12/01/2024 (b)(f)(g)	7,930	180,725
Series B, 6.625% (5 Year CMT USD + 6.297%), 09/01/2025 (b)(f)(g)	7,456	177,453
Aspen Insurance Holdings Ltd. (a)
5.625%, 10/01/2024 (g)	3,195	70,450
Athene Holding Ltd. (a)
Series A, 6.350% (3 Month LIBOR USD + 4.253%), 06/30/2029 (b)(f)(g)	10,651	261,908
Series C, 6.375% (5 Year CMT USD + 5.970%), 06/30/2025 (f)(g)	4,237	107,620
Brighthouse Financial, Inc.
Series B, 6.750%, 06/25/2025 (b)(g)	7,456	180,808
6.250%, 09/15/2058 (b)(h)	3,619	89,679
Enstar Group Ltd. (a)
Series D, 7.000% (3 Month LIBOR USD + 4.015%), 09/01/2028 (b)(f)(g)	6,390	148,887
Equitable Holdings, Inc.
Series A, 5.250%, 12/15/2024 (b)(g)	5,415	114,257
Kemper Corp.
5.875% (5 Year CMT USD + 4.140%), 03/15/2062 (f)(h)	4,791	118,338
MetLife, Inc.
Series E, 5.625%, 06/15/2023 (g)	6,390	162,817
Prudential Financial, Inc.
5.625%, 08/15/2058 (h)	3,195	80,099
Reinsurance Group of America, Inc.
6.200% (3 Month LIBOR USD + 4.370%), 09/15/2042 (b)(f)(h)	6,254	157,788
The Allstate Corp.
5.100% (3 Month LIBOR USD + 3.165%), 01/15/2053 (f)(h)	6,390	153,935
Unum Group
6.250%, 06/15/2058 (h)	3,195	76,808
Voya Financial, Inc.
Series B, 5.350% (5 Year CMT USD + 3.210%), 09/15/2029 (f)(g)	6,843	155,815
		2,237,387
Investment Companies - 0.6%
Oaktree Capital Group, LLC
Series B, 6.550%, 09/15/2023 (g)	3,195	75,562

Pipelines — 3.5%
Enbridge, Inc. (a)
Series B, 6.375% (3 Month LIBOR USD + 3.593%), 04/15/2078 (b)(f)(h)	6,323	156,621
Energy Transfer LP
Series E, 7.600% (3 Month LIBOR USD + 5.161%), 05/15/2024 (b)(f)(g)	7,456	173,725
NuStar Logistics LP
7.778% (3 Month LIBOR USD + 6.734%), 01/15/2043 (f)(h)	4,083	97,788
		428,134
Real Estate Investment Trusts — 11.3%
AGNC Investment Corp.
Series F, 6.125% (3 Month LIBOR USD + 4.697%), 04/15/2025 (f)(g)	7,451	150,510
Annaly Capital Management, Inc.
Series F, 6.950% (3 Month LIBOR USD + 4.933%), 09/30/2022 (f)(g)	3,062	68,466
Series I, 6.750% (3 Month LIBOR USD + 4.989%), 06/30/2024 (f)(g)	3,160	68,667
Arbor Realty Trust, Inc.
Series F, 6.250% (SOFR USD + 5.440%), 10/12/2026 (f)(g)	7,410	151,164
Chimera Investment Corp.
Series B, 8.000% (3 Month LIBOR USD + 5.791%), 03/30/2024 (f)(g)	3,682	78,758
Hudson Pacific Properties, Inc.
Series C, 4.750%, 11/16/2026 (g)	3,195	60,865
KKR Real Estate Finance Trust, Inc.
Series A, 6.500%, 04/16/2026 (b)(g)	5,430	118,103
MFA Financial, Inc.
Series C, 6.500% (3 Month LIBOR USD +5.345%), 03/31/2025 (f)(g)	2,617	48,153
Pebblebrook Hotel Trust
Series G, 6.375%, 05/13/2026 (b)(g)	6,390	130,995
Public Storage
Series M, 4.125%, 08/14/2025 (b)(g)	1,063	20,686
Sachem Capital Corp.
6.000%, 12/30/2026 (h)	3,195	75,242
6.875%, 12/30/2024 (b)(h)	3,195	78,948
Series A, 7.750%, 06/29/2026 (b)(g)	6,390	150,676
Vornado Realty Trust
Series N, 5.250%, 11/24/2025 (b)(g)	8,519	166,632
		1,367,865
Retail — 0.3%
Qurate Retail, Inc.
8.000%, 03/15/2031 (h)	639	37,350

Savings & Loans — 1.5%
New York Community Bancorp, Inc. (g)
Series A, 6.375% (3 Month LIBOR USD + 3.821%), 03/17/2027 (f)(g)	7,410	180,804

Telecommunications — 2.1%
AT&T, Inc.
Series A, 5.000%, 12/12/2024 (b)(g)	1,196	24,745
Series C, 4.750%, 02/18/2025 (b)(g)	1,286	24,627
5.625%, 08/01/2067 (h)	3,195	80,290
Telephone and Data Systems, Inc.
Series UU, 6.625%, 03/31/2026 (b)(g)	6,390	129,334
		258,996
TOTAL PREFERRED STOCKS (Cost $13,965,318)		12,663,753

MONEY MARKET FUNDS - 1.0%
First American Government Obligations Fund - Class X, 1.30% (d)	119,075	119,075
TOTAL MONEY MARKET FUNDS (Cost $119,075)		119,075

	Number of
	Contracts (c)		Notional Value
PURCHASED OPTIONS - 2.1%
PURCHASED PUT OPTIONS - 2.1%
CBOE S&P 500 Index
Expiration: August 2022, Exercise Price: $369	73	80,337	$2,763,342
Expiration: September 2022, Exercise Price: $355	63	71,127	2,384,802
Expiration: September 2022, Exercise Price: $370	69	100,912	2,611,926
TOTAL PURCHASED OPTIONS (Cost $272,176)		252,376

TOTAL INVESTMENTS (Cost $14,386,709) — 107.4%		13,060,792
Other assets and liabilities, net — (7.4)%		(900,409)
NET ASSETS — 100.0%		$12,160,383

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange
CMT Constant Maturity Treasury Rate
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate

(a) Foreign issued security.
(b) A portion or all of the security has been segregated or earmarked as collateral for written options.
(c) Each contract has a multiplier of 100.
(d) The rate shown is the yield at period end.
(e) To the extent the Fund invests more heavily in particular sectors or asset classes, its performance will be especially sensitive to developments that significantly affect those sectors or asset classes.

(f) Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2022.
(g) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer as of the date indicated.
(h) Security may be called/redeemed by the issuer as of an earlier date.

Preferred-Plus ETF
Schedule of Written Options
June 30, 2022 (Unaudited)

	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (10.2)%
WRITTEN PUT OPTIONS - (10.2)%
CBOE S&P 500 Index
Expiration: August 2022, Exercise Price: $439	73	$448,110	$2,763,342
Expiration: September 2022, Exercise Price: $435	63	366,062	2,384,802
Expiration: September 2022, Exercise Price: $440	69	431,561	2,611,926
TOTAL WRITTEN OPTIONS (Premiums Received $1,265,221)		$1,245,733

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange
(a) Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Closed-End Funds	$25,588	$-	$-	$25,588
Money Market Funds	119,075	-	-	119,075
Preferred Stock*	12,663,753	-	-	12,663,753
Purchased Options	-	252,376	-	252,376
Total Investments - Assets	$12,808,416	$252,376	$-	$13,060,792

Other Financial Instruments - Liabilities:
Written Put Options	$-	$1,245,733	$-	$1,245,733

* See the Schedule of Investments for industry classifications.